Explanatory notes to the Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2025
Cash Flows Explanatory Notes [Abstract]
Explanatory notes to the Consolidated Statement of Cash Flows

31.	Explanatory notes to the Consolidated Statement of Cash Flows
Non-cash items
For the year ended December 31, 2025, non-cash items of €20,806 million primarily included: (i) €6,981 million for depreciation and amortization expense, (ii) €10,797 million in other non-cash items of which €10,175 million was attributable to impairments of tangible and intangible assets, (iii) €1,271 million in share of net losses of equity method investees, and (iv) €1,757 million losses on disposal of equity investments and other assets.
For the year ended December 31, 2024, non-cash items of €9,167 million primarily included: (i) €7,226 million for depreciation and amortization expense, and (ii) €1,927 million in other non-cash items mainly referred to impairments.
For the year ended December 31, 2023, non-cash items of €7,606 million primarily included: (i) €7,549 million for depreciation and amortization expense, (ii) €720 million in other non-cash items mainly referred to impairments and hyperinflation impacts, partially offset by (iii) €468 million losses on share of equity method investees, and
(iv) €195 million gains on disposal of equity investments and other assets.
Operating activities
For the year ended December 31, 2025, net cash used in operating activities amounted to €4,650 million. This primarily reflected the loss before taxes of €26,605 million adjusted for the following items:
•Non-cash items of €20,806 million (as described above);
•Net increase in provisions of €11,330 million, primarily due to accruals as a result of (i) change in estimate for contractual warranties and (ii) the estimated costs related to cancelled programs (refer to Note 21, Provisions for additional information), partially offset by (iii) the decrease of risk provisions in North America relating to regulatory matters (refer to Note 10, Other intangible assets for additional information);
•Increase in receivables from financing activities of €4,867 million, which was mainly attributable to financial services activities in North America and South America;
•Increase in carrying amount of leased vehicles of €5,379 million related to the financial services activity in
North America; and
•A net cash absorption of €7 million in working capital, refer to Note 15, Working capital for additional information.
For the year ended December 31, 2024, net cash from operating activities of €1,535 million. This primarily reflected the profit before taxes of €4,032 million adjusted for the following items:
•Non-cash items of €9,167 million (as described above);
•Increase in receivables from financing activities of €3,455 million, which was mainly attributable to increased retail and dealer financing in North and South America;
•Net increase in provisions of €1,779 million, mainly attributable to commercial risks in North America, restructuring and other risks;
•Negative effect of the change in carrying amount of leased vehicles of €3,885 million related to the financial services activity in North America; and
•A net absorption of €3,646 million in working capital, which was mainly due to:
•Decrease of €4,007 million in trade payables, primarily reflecting lower production volumes in Enlarged
Europe and North America;
•Decrease of €1,057 million in other payables net of other receivables primarily related to a decrease in tax payables net of tax receivables and to a decrease in payables to personnel, partially offset by
•Decrease of €786 million in trade receivables primarily due to lower volumes; and
•Decrease of €632 million in inventories mostly driven by reduction in new vehicles stock in Enlarged Europe due to lower production which is partially offset by an increase in used cars and manufacturing supplies,
For the year ended December 31, 2023, net cash from operating activities amounted to €17,954 million. This primarily reflected the profit before taxes of €22,418 million adjusted by the following items:
•Non-cash items of €7,606 million (as described above);
•Increase in receivables from financing activities of €3,586 million, which was mainly attributable to increased retail and dealer financing of SFS U.S. and dealer financing in Brazil;
•Increase in provisions of €2,460 million, mainly attributable to sales incentives in North America and Enlarged
Europe; and
•A net absorption of €6,860 million in working capital, which was mainly due to:
• Increase of €4,388 million in inventories mostly driven by new vehicles reflecting a stabilization following a
2020-2022 period characterized by significant supply constraints and additional raw materials inventories to secure production;
•Increase of €2,249 million in trade receivables primarily due to the ongoing plan of factoring reduction,:
•Decrease of €1,281 million in other payables net of other receivables and partially offset by; and
•Increase of €1,058 million in trade payables, primarily reflecting inventories increase.
Investing activities
For the year ended December 31, 2025, net cash used in investing activities of €5,897 million was primarily the result of (1) €7,987 million of investment in property, plant and equipment and intangible assets, including
€3,240 million of capitalized development expenditures, (2) €(1,155) million decrease in payables related to the investments in properties, plant and equipment and intangible assets, (3) acquisitions of consolidated subsidiaries, equity method investments and other investments for €425 million primarily relating to (i) the capital injections to joint ventures and associates for the total of €104 million, and (ii) €321 million in acquisitions of consolidated subsidiaries and equity method investments. This is partially offset by: (1) a decrease in securities of €2,856 million primarily attributable to reduction of government bonds in portfolios in North America and
Enlarged Europe, (2) the disposal of property, plant and equipment of €229 million, (3) a decrease in loans to joint ventures and associates of €91 million, and (4) disposal of investments in subsidiaries and associates of
€485 million.
For the year ended December 31, 2024, net cash used in investing activities of €10,105 million was primarily the result of (1) €11,060 million of investment in property, plant and equipment and intangible assets, including
€3,922 million of capitalized development expenditures, partially offset by €223 million increase in payables related to the investments in properties, plant and equipment and intangible assets, ((2) acquisitions of subsidiaries and equity method investments for €1,652 million primarily relating to (i) the capital injections to joint ventures and associates for the total of €1,267 million, and (ii) acquisitions relating to Comercial Automotiva S.A.,
Groupe 2L Logistics, Punch Powertrain E-Transmission N.V. (“PPET”) and Sopriam for the total gross amount of
€388 million, (3) an increase in loans to joint ventures and associates of €696 million. This is partially offset by:
(1) the decrease in securities of €2,422 million primarily attributable to reduction of investments in Enlarged
Europe and North America, (2) the disposal of property, plant and equipment of €365 million, and (3)
investments in subsidiaries and associates of €261 million.
For the year ended December 31, 2023, net cash used in investing activities of €14,215 million was primarily the result of (1) €10,193 million of investment in property, plant and equipment and intangible assets, including
€4,184 million of capitalized development expenditures, partially offset by €1,068 million increase in payables related to the investments in properties, plant and equipment and intangible assets, (2) the increase in securities of €2,754 million primarily attributable to the investment in marketable debt securities by our central treasury companies, (3) acquisitions of subsidiaries and equity method investments for €3,885 million primarily relating to
(i) the investment in Leapmotor for €1,419 million, (ii) the capital contributions to StarPlus, NextStar, Symbio,
PPET and Punch Powertrain PSA e-transmissions Assembly SAS for total €1,222 million, (iii) the capital contributions to and acquisitions of financial services entities for €263 million, (iv) acquisition of ownership in
South American companies, primarily in raw materials and renewable energy for €603 million, partially offset by the disposal of property, plant and equipment of €533 million and of investments in subsidiaries and associates of €1,457 million, including the net proceeds from the disposal of FCA Bank for €1,090 million, and (4) an increase in loans to joint ventures and associates of €248 million.
Financing activities
For the year ended December 31, 2025, net cash from financing activities of €7,574 million resulted primarily from (1) the net increase in long-term debt of €9,038 million including (i) the issuance of bonds for €5,266 million which are partially offset by repayment of bonds at maturity for €650 million, (ii) new long-term debt for €8,928 million primarily related to the funding of SFS U.S., partially offset by repayments for €4,506 million, (2) the distribution of dividends to shareholders of €1,959 million, and (3) the changes in short-term debt and other financial assets and liabilities for positive €451 million.
For the year ended December 31, 2024, net cash used in financing activities of €1,343 million resulted primarily from (1) the net increase in long-term debt of €4,644 million including (i) the issuance of bonds for €2,750 million which are partially offset by repayment of bonds at maturity for €1,950 million, (ii) new long-term debt for
€10,365 million primarily related to the funding of SFS U.S., partially offset by repayments for €6,521 million, (2)
the distribution of dividends to shareholders of €4,651 million, (3) the purchase of treasury shares for €3,000 million as a result of the share buyback program (refer to Note 28, Equity for additional information), and (4) the changes in short-term debt and other financial assets and liabilities for positive €1,575 million.
For the year ended December 31, 2023, net cash used in financing activities of €5,501 million resulted primarily from (1) the net decrease in long-term debt of €214 million including (i) the repayment of bonds at maturity for
€3,277 million which are partially offset by the issuance of bonds for €2,500 million, (ii) new long-term debt for
€1,668 million, partially offset by repayments for €1,105 million, (2) the distribution of dividends to shareholders of €4,208 million, (3) the purchase of treasury shares for €2,434 million as a result of the share buyback program for €1,500 million and the purchase of a portion of the shares held by Dongfeng for €934 million (refer to Note
28, Equity for additional information), and (4) the changes in short-term debt and other financial assets and liabilities for positive €1,273 million.
The following is a reconciliation of liabilities arising from financing activities for the years ended December 31,
2025 and 2024:

	Years ended December 31,
(€ million)	2025	2024
Total Debt at January 1	37,227	29,463
Add: Derivative (assets)/liabilities and collateral at January 1	(409)	(109)
Total Liabilities from financing activities at January 1	36,818	29,354

Cash flows(1)	9,489	6,219
Foreign exchange effects	(2,252)	12
Fair value changes	2	85
Changes in scope of consolidation	229	350
Transfer to (assets)/liabilities held for sale	(61)	(10)
Other changes	1,434	808

Total Liabilities from financing activities at December 31	45,659	36,818
Less: Derivative (assets)/liabilities and collateral at December 31(2)	(288)	(409)
Total Debt at December 31	45,947	37,227
The table above reflects the reclassified 2024 amounts resulting from the adjustments to the cash flow statement, which have been described in Note 2, Basis of preparation. No additional changes were made other than those already described in Note 2, Basis of preparation
(1) Includes the lines (a) Changes in short-term debt and other financial assets and liabilities, (b) Gross outflows in repayments of long-
term debt and (c) Proceeds from issuances of long-term debt. Refer to the Consolidated Statement of Cash Flows for additional information
(2) Includes the lines (a) Collateral deposits measured at fair value through profit or loss, and (b) Derivative financial assets. Refer to Note
13, Financial assets for additional information, and c) Other non-current financial liabilities, and (d) Other current financial liabilities. Refer to Note 17, Derivative financial and operating assets and liabilities for additional information
Amounts relating to IFRS 16 recognized in the Consolidated Statement of Cash Flows
During the years ended December 31, 2025, 2024 and 2023, the total cash outflow for leases recognized in accordance with IFRS 16 was €951 million, €938 million and €757 million, respectively, of which €867 million,
€874 million and €693 million, respectively, related to cash payments for the principal portion of lease liabilities
(recognized within Cash flows from financing activities in the Consolidated Statement of cash flows) and €84 million, €64 million and €64 million, respectively, related to cash payments for interest expense related to lease liabilities (recognized within Cash flows from operating activities in the Consolidated Statement of cash flows).
Interest expense paid
During the years ended December 31, 2025, 2024 and 2023, the Company paid interest of €2,245 million and received interest of €2,556 million, €1,549 million and €2,716 million, €1,126 million and €2,917 million, respectively. These amounts are mainly recognized within Cash flows from operating activities in the
Consolidated Statement of Cash Flows. Amounts indicated are also inclusive of interest rate differentials paid or received on interest rate derivatives.